Capital Lease Obligations (Tables)	12 Months Ended
Jun. 30, 2015
Short-Term Loans and Capital Lease Obligations [Abstract]
Schedule of capital lease obligation assets

	June 30, 2015	June 30, 2014

Lease obligations for two special-order machines expired December 2014, lease payment at $33,067 per month with interest at 15.3% per annum. The Company used deposit of $32,740 as part of the last payment and paid off the remaining balance in April 2015.	$-	$636,562
Lease obligations for ten waste hauling trucks expired May 2015, lease payment at $26,331 per month with interest at 18.2% per annum. In May 2015, lessor verbally agreed to extend due date of unpaid balance to December 2015.	334,323	520,119
Lease obligations for ten waste hauling trucks expired June 2015, lease payment at $32,032 and $16,481 per month from July 2013 to June 2014 and from July 2014 to June 2015, respectively, with interest at 16.8% per annum. In June 2015, lessor verbally agreed to extend due date of unpaid balance to December 2015.	290,552	418,900
Lease obligations for a loading equipment expiring in November 2015, lease payment at $2,636 per month with interest at 8.5% per annum.	28,073	44,479
Lease obligations for a digging equipment expiring in May 2016, lease payment at $5,314 per month with interest at 8.8% per annum.	82,442	121,327
Lease obligations for thirty waste hauling trucks expiring in July 2016, lease payment at $89,061 per month with interest at 15.6% per annum.	1,673,890	-
Lease obligation for a loading equipment expiring in April 2016, lease payment at $2,636 per month with interest at 8.3% per annum.	43,107	-
Lease obligation for a loading equipment expiring April 2016, lease payment at $2,628 per month with interest at 8.3% per annum.	42,979	-
Lease obligation for a digging equipment expiring in October 2016, lease payment at $7,673 per month with interest at 8.7% per annum.	156,228	-
Lease obligation for a digging equipment expiring in October 2016, lease payment at $5,314 per month with interest at 8.7% per annum	108,204	-
Lease obligation for a land use right which the Company expects to pay in full by June 30, 2016.	2,109,864	-
Subtotal	4,869,662	1,741,387
Less: deferred interest	(115,627)	(62,534)
Capital lease obligations, net	4,754,035	1,678,853
Less: capital lease obligations - current	(4,615,083)	(1,610,492)
Capital lease obligations – non-current	$138,952	$68,361

Schedule of future annual capital lease payments
Twelve months ending June 30,	Amount
2016	$4,615,083
2017	138,952
Total	$4,754,035